Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment and Geographic Information	Segment and Geographic Information
Disclosure requirements about segments of an enterprise and related information establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in interim financial reports issued to shareholders. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer. The Company and the chief executive officer view the Company’s operations and manage its business as one operating segment.
Geographic Data
The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the customer. Total revenue by geographic area was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue:
United States	$22,317	$14,964	$61,038	$41,036
United Kingdom	5,164	3,399	14,064	9,427
Other	21,771	13,833	59,153	37,972
Total revenue	$49,252	$32,196	$134,255	$88,435
Property and equipment, net by geographic location consists of the following:

	As of
	September 30, 2021	December 31, 2020
Property and equipment, net:
United States	$6,475	$1,023
Russia	1,440	1,450
Czech Republic	425	439
Other	51	56
Total assets	$8,391	$2,968
Segment and Geographic InformationDisclosure requirements about segments of an enterprise and related information establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in interim financial reports issued to shareholders. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer, Oleg Shchegolev. The Company and the chief executive officer view the Company’s operations and manage its business as one operating segment.
Geographic Data
The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the customer. Total revenue by geographic area was as follows:

	For the Year Ended
	December 31,
	2019	2020
Revenue:
United States	$42,159	$57,231
United Kingdom	10,187	13,158
Other	39,763	54,486
Total revenue	$92,109	$124,875
Property and equipment, net by geographic location consists of the following:

	As of December 31,
	2019	2020
Property and equipment, net:
United States	$299	$1,023
Russia	1,093	1,450
Czech Republic	168	439
Other	45	56
Total assets	$1,605	$2,968